September 21, 2026

Summary Prospectus

Calamos Timpani Active SMID Growth ETF

(TXSE – CTAG)

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.calamos.com/resources. You can also get this information at no cost by calling 866.363.9219 or by sending an e-mail request to prospectus@calamos.com. The current prospectus and statement of additional information dated June 22, 2026 (and as each may be amended or supplemented), are incorporated by reference into this summary prospectus.

Investment Objective

Calamos Timpani Active SMID Growth ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.79%
Distribution and/or Service Fees (12b‑1)	0.00%
Other Expenses[1]	0.00%
Total Annual Operating Expenses	0.79%

“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

One Year	Three Years
$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

The Fund’s portfolio turnover rate is not available as the Fund had not commenced investment operations as of the date of this prospectus. The portfolio turnover rate of the Calamos Timpani SMID Growth Fund (the “Predecessor Fund”) was 192% for the fiscal year ended October 31, 2025.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth equity securities of small and mid-capitalization companies of issuers primarily located in the United States. The Fund defines a small and mid-capitalization company as any company with a market capitalization less than or equal to that of the company with the largest market capitalization of either the Russell 2500® Index or the MSCI USA SMID Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase. Calamos Advisors LLC (“Calamos Advisors”) defines “growth” to include any company, security or instrument if any of the following characteristics rank better than average when compared to the Fund’s broad-based equity index (long-term projected earnings growth, book value growth, sales growth, cash flow growth and historical earnings growth) or if the company is included as a constituent in any of the growth indices published by third-party index providers or if the security or instrument tracks the performance of a growth index. Calamos Advisors uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and

Calamos Timpani Active SMID Growth ETF

American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. Calamos Advisors may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors’ investment process yielding opportunities for sound growth potential within those sectors. The Fund’s sector exposure may vary.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund’s investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•
American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
•
Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions.
•
Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.
•
Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.
•
Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund’s investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.
•
Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund (i.e., the Fund’s long position) fall, the value of your investment in the Fund will decline.
•
Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
•
Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
•
Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
•
Market risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.
•
Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.
•
Portfolio Turnover Risk — The portfolio manager(s) may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s

Calamos Timpani Active SMID Growth ETF

expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•
Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.
•
Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. The Fund’s shares may trade at prices substantially different from NAV during periods of market stress or when the complex underlying derivatives are difficult to value. In addition, trading in Fund Shares on the Exchange may be halted.
•
Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.
•
Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
•
Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.
•
Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, there can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Fund Performance

The Fund has not commenced operations as of the date of this prospectus. Simultaneous with the Fund’s commencement of operations, which is anticipated to occur on or about September 18, 2026, the Fund will acquire the assets and assume the liabilities of the Calamos Timpani SMID Growth Fund (the “Predecessor Fund”) in a reorganization (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Fund’s Class I shares.

The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year (represented by the performance of the Predecessor Fund’s Class I). The table shows the average annual total returns of the Predecessor Fund and also compares the Predecessor Fund’s performance with the average annual total returns of a broad measure of market performance. The Fund has the same investment goal and substantially similar strategies as the Predecessor Fund. However, the Fund has a lower net expense ratio than each share class of the Predecessor Fund. As a result, the performance returns of the Fund for the periods shown would have been different than those of the Predecessor Fund. Had the Predecessor Fund been structured as an ETF, its performance may have differed.

Calamos Timpani Active SMID Growth ETF

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Highest Quarterly Return: 37.58% (6.30.20)	Lowest Quarterly Return: ‑22.94% (6.30.22)
*
Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

The Fund makes updated performance information, including its current net asset value per share, available at www.Calamos.com.

The Fund’s (and Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25

INCEPTION DATE OF CLASS		ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	7.31.19
Load Adjusted Return before taxes			15.25%		5.33%	11.18%
Class I	7.31.19
Load Adjusted Return before taxes			21.25%		6.63%	12.31%
Load Adjusted Return after taxes on distributions*			20.00%		5.55%	11.43%
Load Adjusted Return after taxes on distributions and sale of Fund shares*			13.49%		4.92%	9.76%
Class R6	7.31.19
Load Adjusted Return before taxes			21.38%		6.65%	12.34%
Russell 3000 Total Return Index1			17.15%		13.15%	14.70%
Russell 2500 Growth Index			10.31%		2.98%	8.61%
1
The Fund’s investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund’s investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
*
Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”)

Portfolio Manager

PORTFOLIO MANAGER/FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
Brandon Nelson	Since Inception	Senior Portfolio Manager

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund’s portfolio holdings will be disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Premium/Discount Information. Information about the premiums and discounts at which the Fund’s Shares have traded will be available at www.calamos.com.

Calamos Timpani Active SMID Growth ETF

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to make annual distributions, including long-term capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

You can find the Fund’s statutory prospectus and statement of additional information online at https://www.calamos.com/resources/.

Calamos Timpani Active SMID Growth ETF

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219
www.calamos.com
811-22887

CTAGSUMPRO 092126